LOANS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance beginning January 1	$ 22,273	$ 7,739
Effect of changes in composition of related parties	(339)	(85)
Advances	11	18,809
Principal payments	9,988	4,190
Ending balance, December 31	$ 11,957	$ 22,273